26 Operating segment information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Operating segment information
26	Operating segment information

Management, comprised of the Board of Directors and Board of Executive Officers, has determined the operating segment used to make strategic decisions, as sanitation services.

Result

	2020
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	15,157,780	3,716,616	18,874,396
Gross sales deductions	(1,076,855)	-	(1,076,855)
Net operating revenue	14.080,925	3,716,616	17,797,541
Costs, selling, general and administrative expenses	(9,796,821)	(3,630,139)	(13,426,960)
Income from operations before other operating expenses, net and equity accounting	4,284,104	86,477	4,370,581
Other operating income / (expenses), net			107,656
Equity accounting			14,136
Financial result, net			(3,166,371)
Income from operations before taxes			1,326,002
Depreciation and amortization	(2,037,112)		(2,037,112)

(i) See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 15 (e).

Result

	2019
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	16,134,032	2,946,566	19,080,598
Gross sales deductions	(1,096,944)	-	(1,096,944)
Net operating revenue	15,037,088	2,946,566	17,983,654
Costs, selling, general and administrative expenses	(9,375,590)	(2,881,394)	(12,256,984)
Income from operations before other operating expenses, net and equity accounting	5,661,498	65,172	5,726,670
Other operating income / (expenses), net			(18,748)
Equity accounting			3,701
Financial result, net			(1,033,681)
Income from operations before taxes			4,677,942
Depreciation and amortization	(1,780,094)		(1,780,094)

(i) See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 15 (e).

	2018
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	14,253,609	2,802,670	17,056,279
Gross sales deductions	(971,185)	-	(971,185)
Net operating revenue	13,282,424	2,802,670	16,085,094
Costs, selling, general and administrative expenses	(8,203,883)	(2,739,657)	(10,943,540)
Income from operations before other operating expenses, net and equity accounting	5,078,541	63,013	5,141,554
Other operating income / (expenses), net			28,591
Equity accounting			6,510
Financial result, net			(1,264,336)
Income from operations before taxes			3,912,319
Depreciation and amortization	(1,392,541)		(1,392,541)

(i) See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 15 (e).